Cover	3 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Denali Capital Acquisition Corp.
Entity Central Index Key	0001913577
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	6770
Entity Tax Identification Number	92-2371901
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	978-5180
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	EXPLANATORY NOTE This registration statement contains two prospectuses, as set forth below. • Primary Offering Prospectus. A primary offering prospectus of Denali Capital Acquisition Corp. with respect to the issuance of up to 292,476,239 shares of Common Stock, 524,622 Public Units, 6,000,000 shares of Series A Preferred Stock and 8,760,000 Warrants of Denali Capital Acquisition Corp. in connection with the completion of the Business Combination; and • Resale Prospectus. A resale prospectus with respect to the resale by the Selling Stockholders named therein of up to 201,118,000 shares of New Semnur Common Stock. The resale prospectus is substantively identical to the primary offering prospectus, except for the following: • the resale prospectus contains a different cover page; • a “Selling Stockholder” section is included in the resale prospectus; and • a “Plan of Distribution” section is included in the resale prospectus. This registration statement includes a set of alternate pages after the end of the primary offering prospectus (the “Alternate Pages”) that form a part of the resale prospectus and not the primary offering prospectus. The primary offering prospectus excludes the Alternate Pages and will be used for the primary offering by Denali Capital Acquisition Corp. The resale prospectus adds and substitutes the Alternate Pages and will be used for the resale offering by the Selling Stockholders named therein.
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Lei Huang
Entity Address, Address Line One	437 Madison Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	646
Local Phone Number	978-5180